UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C. 20549

                       Form 13F

                  Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: March 31, 2011

  Check here if Amendment [  ];Amendment Number:

  This amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    The Adams Express Company
  Address: 7 St. Paul Street, Suite 1140
           Baltimore, MD  21202

  Form 13F File Number:28-597


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



  Person Signing this Report on Behalf of Reporting Manager:



  Name:      Christine M. Sloan
  Title      Assistant Treasurer
  Phone      (410) 752-5900

  Signature, Place, and Date of Signing:

  /s/ Christine M. Sloan       Baltimore, MD          April 28, 2011

   [Signature]                 [City, State]             [Date]



  Report Type (Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          Form 13F SUMMARY PAGE


  Report Summary:

  Number of Other Included Managers:     0

  Form 13F Information Table Entry Total: 79

  Form 13F Information Table Value Total: $1,145,481
                                          (in thousands)


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



  NONE

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          COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE         CUSIP        VALUE      SHRS OR   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)    PRN AMT   PRN  CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE

 ABBOTT LABORATORIES              COM        002824100    15,205      310,000   SH         SOLE             310,000
 ADTRAN, INC.                     COM        00738A106    11,396      268,400   SH         SOLE             268,400
 AMERICAN EXPRESS CO.             COM        025816109    15,820      350,000   SH         SOLE             350,000
 APPLE INC.                       COM        037833100    30,315       87,000   SH         SOLE              87,000
 AUTOMATIC DATA PROCESSING INC.   COM        053015103    15,393      300,000   SH         SOLE             300,000
 AVON PRODUCTS, INC.              COM        054303102     8,236      304,600   SH         SOLE             304,600
 BANK OF AMERICA CORP.            COM        060505104    18,462    1,385,000   SH         SOLE           1,385,000
 BANK OF NEW YORK MELLON CORP.    COM        064058100    12,061      403,775   SH         SOLE             403,775
 BRISTOL-MYERS SQUIBB CO.         COM        110122108     4,204      159,061   SH         SOLE             159,061
 BROADCOM CORP.                   CL A       111320107     7,876      200,000   SH         SOLE             200,000
 BUNGE LTD.                       COM        G16962105    13,019      180,000   SH         SOLE             180,000
 CATERPILLAR INC DEL              COM        149123101    15,589      140,000   SH         SOLE             140,000
 CELGENE CORP.                    COM        151020104     9,303      161,700   SH         SOLE             161,700
 CF INDUSTRIES HOLDINGS, INC.     COM        125269100     4,792       35,031   SH         SOLE              35,031
 CHEVRON CORP.                    COM        166764100    21,486      200,000   SH         SOLE             200,000
 CISCO SYSTEMS, INC.              COM        17275R102    14,578      850,000   SH         SOLE             850,000
 CLIFFS NATURAL RESOURCES INC.    COM        18683K101    11,794      120,000   SH         SOLE             120,000
 COCA-COLA CO.                    COM        191216100    14,929      225,000   SH         SOLE             225,000
 COLUMBIA SPORTSWEAR CO.          COM        198516106    11,884      200,000   SH         SOLE             200,000
 CONSOL ENERGY INC.               COM        20854P109     3,953       73,700   SH         SOLE              73,700
 CURTISS-WRIGHT CORP.             COM        231561101    12,650      360,000   SH         SOLE             360,000
 CVS/CAREMARK CORP.               COM        126650100    10,124      295,000   SH         SOLE             295,000
 DOW CHEMICAL CO.                 COM        260543103    15,100      400,000   SH         SOLE             400,000
 EMERSON ELECTRIC CO.             COM        291011104    11,686      200,000   SH         SOLE             200,000
 EXXON MOBIL CORP.                COM        30231G102    18,088      215,000   SH         SOLE             215,000
 FEDEX CORP.                      COM        31428X106    10,758      115,000   SH         SOLE             115,000
 FREEPORT-MCMORAN COPPER & GOLD   COM        35671D857    13,499      243,000   SH         SOLE             243,000
 GENERAL ELECTRIC CO.             COM        369604103    21,213    1,058,000   SH         SOLE           1,058,000
 GILEAD SCIENCES INC.             COM        375558103    10,610      250,000   SH         SOLE             250,000
 GOODRICH CORP.                   COM        382388106    10,691      125,000   SH         SOLE             125,000
 GOOGLE INC.                     CL A        38259P508    17,586       30,000   SH         SOLE              30,000
 HALLIBURTON CO.                  COM        406216101     7,476      150,000   SH         SOLE             150,000
 HEWLETT-PACKARD CO.              COM        428236103    12,291      300,000   SH         SOLE             300,000
 HOSPIRA INC.                     COM        441060100     9,660      175,000   SH         SOLE             175,000
 INTEL CORP.                      COM        458140100    16,943      840,000   SH         SOLE             840,000
 JOHNSON & JOHNSON                COM        478160104    15,109      255,000   SH         SOLE             255,000
 JPMORGAN CHASE & CO.             COM        46625H100    25,816      560,000   SH         SOLE             560,000
 LIFE TECHNOLOGIES CORP.          COM        53217V109    10,484      200,000   SH         SOLE             200,000
 LOWE'S COMPANIES, INC.           COM        548661107    15,858      600,000   SH         SOLE             600,000
 MASCO CORP.                      COM        574599106    11,484      825,000   SH         SOLE             825,000
 MCDONALD'S CORP.                 COM        580135101    19,022      250,000   SH         SOLE             250,000
 MDU RESOURCES GROUP, INC.        COM        552690109    11,763      512,100   SH         SOLE             512,100
 MEAD JOHNSON NUTRITION CO.       COM        582839106     6,800      117,383   SH         SOLE             117,383
 MEDTRONIC, INC.                  COM        585055106    13,773      350,000   SH         SOLE             350,000
 MICROSOFT CORP.                  COM        594918104    29,925    1,180,000   SH         SOLE           1,180,000
 MORGAN STANLEY               COM NEW        617446448    10,928      400,000   SH         SOLE             400,000
 NATIONAL OILWELL VARCO           COM        637071101     3,963       50,000   SH         SOLE              50,000
 NETAPP, INC.                     COM        64110D104    14,454      300,000   SH         SOLE             300,000
 NEWELL RUBBERMAID INC.           COM        651229106     7,652      400,000   SH         SOLE             400,000
 NORFOLK SOUTHERN CORP.           COM        655844108    13,854      200,000   SH         SOLE             200,000
 NORTHEAST UTILITIES              COM        664397106    12,110      350,000   SH         SOLE             350,000
 ORACLE CORP.                     COM        68389X105    36,707    1,100,000   SH         SOLE           1,100,000
 OSHKOSH CORP.                    COM        688239201    13,444      380,000   SH         SOLE             380,000
 PEPSICO, INC.                    COM        713448108    23,188      360,000   SH         SOLE             360,000
 PETROLEUM & RESOURCES            COM        716549100    66,937    2,186,774   SH         SOLE           2,186,774
 PFIZER INC                       COM        717081103    16,248      800,000   SH         SOLE             800,000
 PNC FINANCIAL SERVICES GROUP,    COM        693475105    17,007      270,000   SH         SOLE             270,000
 POTASH CORP OF SASKATCHEWAN      COM        73755L107     9,997      169,650   SH         SOLE             169,650
 PRAXAIR, INC.                    COM        74005P104    11,104      109,292   SH         SOLE             109,292
 PROCTER & GAMBLE CO.             COM        742718109    19,404      315,000   SH         SOLE             315,000
 PRUDENTIAL FINANCIAL, INC.       COM        744320102    19,090      310,000   SH         SOLE             310,000
 QUALCOMM INC.                    COM        747525103    16,449      300,000   SH         SOLE             300,000
 RYLAND GROUP INC.                COM        783764103     9,755      613,500   SH         SOLE             613,500
 SAFEWAY INC.                 COM NEW        786514208     9,181      390,000   SH         SOLE             390,000
 SENOMYX, INC.                    COM        81724Q107     7,758    1,284,400   SH         SOLE           1,284,400
 SPECTRA ENERGY CORP.             COM        847560109    11,029      405,780   SH         SOLE             405,780
 SPIRIT AEROSYSTEMS HOLDINGS,   COM CL A     848574109    12,835      500,000   SH         SOLE             500,000
 STATE STREET CORP.               COM        857477103     8,673      193,000   SH         SOLE             193,000
 T. ROWE PRICE GROUP INC.         COM        74144T108    13,284      200,000   SH         SOLE             200,000
 TARGET CORP.                     COM        87612E106    16,003      320,000   SH         SOLE             320,000
 TECK RESOURCES LTD               CL B       878742204     5,302      100,000   SH         SOLE             100,000
 TEVA PHARMACEUTICAL INDUSTRIES   ADR        881624209    16,556      330,000   SH         SOLE             330,000
 TRANSOCEAN LTD.                REG SHS      H8817H100     8,185      105,000   SH         SOLE             105,000
 UNILEVER PLC ADR             SPON ADR NEW   904767704    17,558      573,400   SH         SOLE             573,400
 UNITED TECHNOLOGIES CORP.        COM        913017109    16,930      200,000   SH         SOLE             200,000
 UNITEDHEALTH GROUP INC.          COM        91324P102    11,300      250,000   SH         SOLE             250,000
 WALT DISNEY CO.                  COM        254687106    20,683      480,000   SH         SOLE             480,000
 WELLS FARGO & CO.                COM        949746101    20,129      635,000   SH         SOLE             635,000
 ZIMMER HOLDINGS, INC.            COM        98956P102     9,080      150,000   SH         SOLE             150,000
                                                       1,145,481
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